Capital lease (Details Narrative) - Vendor [Member] - 24 Installments [Member] - Purchase Equipment Agreement [Member] - USD ($)	Jun. 17, 2020	Jun. 14, 2020	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Finance lease, payments	$ 44,722	$ 44,722
Payments for rent	$ 1,819	$ 1,819
Capital lease obligations			$ 0